Income Taxes - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 HKD	Mar. 31, 2013 HKD
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unification of the income tax rate for domestic-invested and foreign-invested enterprises		25.00%
Effective income tax rate		3.10%	2.30%	28.90%	28.90%
Income tax expense (benefit) from discontinued operations		$ 0	$ 0	$ 0
Tax losses carried forward		26,619,644	25,530,406
Tax losses available indefinitely for offsetting against future taxable income		6,447,281	5,591,707
Tax losses carried back or forward		$ 20,172,364	19,938,699
Carried back period		2 years
Carried forward period		20 years
Unrecognized tax benefits	$ 9,008,647	$ 9,008,647	8,589,164	8,870,677
Remaining unrecognized tax benefits set off	4,608,819	4,608,819	4,135,095
Reversal of accrued interest and potential penalties on uncertain tax positions			213,976	1,021,397
Accrued interest and potential penalties on uncertain tax positions	122,091	559,313	436,920
Hong Kong Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional assessable profits				1,612,967		HKD 12,520,654
FASB ASC 740 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized tax benefits	$ 4,399,828	$ 4,399,828	$ 4,454,069
Other Incomes (Expenses), Net [Member] | Hong Kong Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Penalty and interest paid				257,649	HKD 2,000,000
Interest Incomes (Expenses), Net [Member] | Hong Kong Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Penalty and interest paid				$ 60,064	HKD 466,249
Hong Kong Subsidiary [Member] | Hong Kong Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate		16.50%	16.50%	16.50%	16.50%
Dongguan Microview Medical Technology Company Limited [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		15.00%
Reduction in corporate income tax rate for succeeding three years		50.00%
Dongguan Microview Medical Technology Company Limited [Member] | Prior to December 31, 2008 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		27.00%
Reduced tax rate		24.00%
Local income tax rate		3.00%
Dongguan Wing Shing Electrical Products Factory Company Limited ("DWS") [Member] | Unified Enterprise Income Tax Law [EIT] [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate		25.00%	25.00%	25.00%	25.00%
Dongguan Wing Shing Electrical Products Factory Company Limited ("DWS") [Member] | Prior to December 31, 2008 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		27.00%
Reduced tax rate		24.00%
Local income tax rate		3.00%